SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Number of options
Outstanding at January 1, 2013	2,323,634
Granted	628,375
Exercised	(744,858)	[1]
Cancelled	(492,848)
Forfeited	(750)
Outstanding at December 31, 2013	1,713,553	[2]	2,323,634
Exercisable at December 31, 2013	676,203
Weighted average Exercise price
Outstanding at January 1, 2013	$ 6.09
Granted	$ 9.87
Exercised	$ 5.54
Cancelled	$ 8.53
Forfeited	$ 4.16
Outstanding at December 31, 2013	$ 7.01		$ 6.09
Exercisable at December 31, 2013	$ 5.67
Weighted average Remaining contractual term
Outstanding at January 1, 2013	3 years 11 days		3 years 4 months 17 days
Outstanding at December 31, 2013	3 years 11 days		3 years 4 months 17 days
Exercisable at December 31, 2013	2 years 1 month 2 days
Aggregate intrinsic value
Outstanding at January 1, 2013	$ 6,971
Outstanding at December 31, 2013	8,782	[2]	6,971
Exercisable at December 31, 2013	$ 4,341

[1]	During 2013,744,845 share options were exercised under net-share settlement.
[2]	Represents intrinsic value of 1,589,178 outstanding options that are in-the-money as of December 31, 2013. The remaining 124,375 outstanding options are out of the money as of December 31, 2013, and their intrinsic value was considered as zero.